EARNINGS PER SHARE	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 14. EARNINGS PER SHARE

Basic earnings per share is computed by dividing net income available to common stockholders by the weighted average number of shares of the Company’s unrestricted common stock outstanding. Diluted earnings per share is computed by dividing net income available to common stockholders, as adjusted for potentially dilutive securities, by the weighted average number of shares of the Company’s unrestricted common stock outstanding plus other potentially dilutive securities. Dilutive securities include equity based awards issued under long-term incentive plans.

As discussed in Note 1, on April 14, 2014, the Company completed its IPO. For purposes of computing net income per share, it is assumed that our IPO and ownership reorganization had occurred for all periods presented and therefore the outstanding shares have been adjusted to reflect the conversion of shares that took place in connection with the IPO. Accordingly, the denominators in the computations of basic and diluted net income per share reflect our IPO and ownership reorganization for all periods presented.

The calculations of basic and diluted earnings per share are as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2014	2013	2014	2013

	(in thousands, except per share data)

Numerator:
Income (loss) from continuing operations attributable to La Quinta Holdings’ stockholders	$12,817	$12,629	$(332,601)	$14,951
Income (loss) from discontinued operations attributable to La Quinta Holdings’ stockholders	—	9,941	(503)	(6,303)

Net income (loss) attributable to La Quinta Holdings’ stockholders	$12,817	$22,570	$(333,104)	$8,648

Denominator:
Weighted average number of shares outstanding, basic	127,734	121,996	125,542	121,996
Weighted average number of shares outstanding, diluted	128,494	121,996	125,542	121,996
Income (loss) from continuing operations attributable to La Quinta Holdings’ stockholders per common share, basic and diluted	$0.10	$0.11	$(2.65)	$0.12
Income (loss) from discontinued operations attributable to La Quinta Holdings’ stockholders per common share, basic and diluted	—	0.08	—	(0.05)

Basic and diluted earnings (loss) per share	$0.10	$0.19	$(2.65)	$0.07

Approximately 0.3 million shares and 1.2 million shares for the three months and nine months ended September 30, 2014, respectively, were excluded from the computation of diluted shares, as their impact would have been anti-dilutive. For the three and nine months ended September 30, 2013, no shares were considered anti-dilutive.